UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  March 31, 2008
                                                       --------------

Check here if Amendment [  ];     Amendment Number: ____________
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:             Blenheim Capital Management, L.L.C.
                  -----------------------------------
Address:          300 Connell Drive, Suite 5200
                  -----------------------------
                  Berkeley Heights, New Jersey 07922
                  ----------------------------------

Form  13F  File  Number:  28-12313
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:          Joseph  F.  Esposito
               --------------------
Title:         Senior  Vice  President
               -----------------------
Phone:         (732) 560-6246
               --------------

Signature,  Place,  and  Date  of  Signing:

s/Joseph F. Esposito   Berkeley Heights, New Jersey     May 14, 2008
--------------------   ----------------------------     ------------
[Signature]            [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number    Name

28-122205               Summit Global Management, Inc.
---------               ------------------------------

                             FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                       0
                                         -----------------

Form 13F Information Table Entry Total:               111*
                                         -----------------

Form 13F Information Table Value Total:           883,080*  (thousands)
                                         -----------------

*Blenheim has requested Confidential Treatment from the Commission on 4 securities. The Entry Total and the Table Total Value listed above does not reflect these 4 entries. Upon rejection of Blenheim's request, or upon the expiration of the period of Confidential Treatment, Blenheim will file an Amended 13F consistent with SEC regulations supplying the information on those 4 entries.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
CONFIDENTIAL TREATMENT         CONFIDENTIAL     CONF          CONF    CONF CON CONF CONF    CONF        CONF      0    0
REQUESTED
CONFIDENTIAL TREATMENT         CONFIDENTIAL     CONF          CONF    CONF CON CONF CONF    CONF        CONF      0    0
REQUESTED
CONFIDENTIAL TREATMENT         CONFIDENTIAL     CONF          CONF    CONF CON CONF CONF    CONF        CONF      0    0
REQUESTED
CONFIDENTIAL TREATMENT         CONFIDENTIAL     CONF          CONF    CONF CON CONF CONF    CONF        CONF      0    0
REQUESTED
ACE LTD                        COMMON STOCK     G0070K103      425    7713 SH       SOLE                $425      0    0
ALLEGHENY ENERGY INC COM       COMMON STOCK     017361106    10716  212205 SH       SOLE              $10716      0    0
ALLSTATE CORP COM              COMMON STOCK     020002101      453    9427 SH       SOLE                $453      0    0
AMERICAN ELEC PWR INC COM      COMMON STOCK     025537101     7518  180600 SH       SOLE               $7518      0    0
AMERICAN STS WTR CO COM        COMMON STOCK     029899101      608   16900 SH       SOLE                $608      0    0
APACHE CORP COM                COMMON STOCK     037411105      436    3612 SH       SOLE                $436      0    0
AQUA AMER INC                  COMMON STOCK     03836W103     6366  339000 SH       SOLE               $6366      0    0
ARCH COAL INC COM              COMMON STOCK     039380100    12908  296726 SH       SOLE              $12908      0    0
ARTESIAN RES CORP CL A         COMMON STOCK     043113208      174    9405 SH       SOLE                $174      0    0
ASA LTD                        COMMON STOCK     G3156P103      934   11400 SH       SOLE                $934      0    0
BANCO BRADESCO S A             COMMON STOCK     059460303      428   15426 SH       SOLE                $428      0    0
BERKSHIRE HATHAWAY INC DEL CL  COMMON STOCK     084670108      400       3 SH       SOLE                $400      0    0
A
BROOKFIELD ASSET MGMT INC CL A COMMON STOCK     112585104      437   16283 SH       SOLE                $437      0    0
CATERPILLAR INC                COMMON STOCK     149123101    18204  232523 SH       SOLE              $18204      0    0
CENTERPOINT ENERGY INC         COMMON STOCK     15189T107    12242  857850 SH       SOLE              $12242      0    0
CHESAPEAKE ENERGY CORP COM     COMMON STOCK     165167107    10452  226473 SH       SOLE              $10452      0    0
CITIGROUP INC COM              COMMON STOCK     172967101     5507  257100 SH       SOLE               $5507      0    0
CLEVELAND CLIFFS INC COM       COMMON STOCK     185896107    11253   93912 SH       SOLE              $11253      0    0
CMS ENERGY CORP COM            COMMON STOCK     125896100     5196  383775 SH       SOLE               $5196      0    0
COMPANHIA DE SANEAMENTO BASICO COMMON STOCK     20441A102     5463  123240 SH       SOLE               $5463      0    0
COMPANHIA VALE DO RIO DOCE     COMMON STOCK     204412209     2950   85153 SH       SOLE               $2950      0    0
CONNECTICUT WTR SERVICE        COMMON STOCK     207797101      398   16800 SH       SOLE                $398      0    0
CONSOL ENERGY INC COM          COMMON STOCK     20854P109     4627   66874 SH       SOLE               $4627      0    0
CONSTELLATION ENGY GRP INC COM COMMON STOCK     210371100     7174   81270 SH       SOLE               $7174      0    0
COVANTA HLDG CORP              COMMON STOCK     22282E102      447   16254 SH       SOLE                $447      0    0
CREDIT SUISSE GROUP SPON       ADR              225401108     4360   85700 SH       SOLE               $4360      0    0
CSX CORP COM                   COMMON STOCK     126408103      567   10114 SH       SOLE                $567      0    0
DESARROLLADORA HOMEX SAB DE    COMMON STOCK     25030W100      398    6856 SH       SOLE                $398      0    0
DEVON ENERGY CORP NEW COM      COMMON STOCK     25179M103    11786  112966 SH       SOLE              $11786      0    0
DOW CHEM CO COM                COMMON STOCK     260543103   158059 4289250 SH       SOLE             $158059      0    0
DU PONT E I DE NEMOURS & CO    COMMON STOCK     263534109    21150  452313 SH       SOLE              $21150      0    0
DUKE ENERGY CORP NEW COM       COMMON STOCK     26441C105     7576  424410 SH       SOLE               $7576      0    0
EAGLE MATLS INC                COMMON STOCK     26969P108    11236  316050 SH       SOLE              $11236      0    0
ENCANA CORP                    COMMON STOCK     292505104      479    6321 SH       SOLE                $479      0    0
ENTERGY CORP NEW COM           COMMON STOCK     29364G103    16252  148995 SH       SOLE              $16252      0    0
FASTENAL CO                    COMMON STOCK     311900104      456    9933 SH       SOLE                $456      0    0
FREEPORT-MCMORAN COPPER & GO   OPTION           35671D907      915  226000 SH  CALL SOLE                $915      0    0
FOSTER WHEELER LTD             COMMON STOCK     G36535139     9612  169764 SH       SOLE               $9612      0    0
FPL GROUP INC COM              COMMON STOCK     302571104    15297  243810 SH       SOLE              $15297      0    0
FRANKILN ELEC INC              COMMON STOCK     353514102      583   17068 SH       SOLE                $583      0    0
FREEPORT-MCMORAN COPPER & GO   COMMON STOCK     35671D857    42786  431364 SH       SOLE              $42786      0    0
FREIGHTCAR AMER INC            COMMON STOCK     357023100     9292  270900 SH       SOLE               $9292      0    0
GEORGIA GULF CORP COM PAR      COMMON STOCK     373200203      444   64113 SH       SOLE                $444      0    0
GOODYEAR TIRE & RUBR CO COM    COMMON STOCK     382550101      513   19866 SH       SOLE                $513      0    0
HERCULES OFFSHORE INC          COMMON STOCK     427093109      476   18963 SH       SOLE                $476      0    0
HESS CORP                      COMMON STOCK     42809H107      478    5418 SH       SOLE                $478      0    0
HUANENG PWR INTL INC SPON      ADR              443304100    11031  361200 SH       SOLE              $11031      0    0
HUDSON CITY BANCORP INC COM    COMMON STOCK     443683107      424   23996 SH       SOLE                $424      0    0
ISHARES INC MSCI BRAZIL FREE   COMMON STOCK     464286400     6956   90300 SH       SOLE               $6956      0    0
ISHARES MSCI MEXICO FREE INDEX COMMON STOCK     464286822      405    6856 SH       SOLE                $405      0    0
ISHARES SILVER TR ISHARES      COMMON STOCK     46428Q109     1640    9600 SH       SOLE               $1640      0    0
KBR IN COM                     COMMON STOCK     48242W106      451   16254 SH       SOLE                $451      0    0
KOOKMIN BK NEW SPONSORED       ADR              50049M109      432    7713 SH       SOLE                $432      0    0
MCDERMOTT INTL INC COM         COMMON STOCK     580037109      446    8127 SH       SOLE                $446      0    0
METLIFE INC COM                COMMON STOCK     59156R108      413    6856 SH       SOLE                $413      0    0
MIRANT CORP NEW                COMMON STOCK     60467R100      460   12642 SH       SOLE                $460      0    0
MORGAN STANLEY                 COMMON STOCK     617446448      431    9427 SH       SOLE                $431      0    0
MUELLER INDS INC COM           COMMON STOCK     624756102     1711   59300 SH       SOLE               $1711      0    0
MUELLER WTR PRODS INC COM SER  COMMON STOCK     624758207      949  120313 SH       SOLE                $949      0    0
NABORS INDUSTRIES LTD SHS      COMMON STOCK     G6359F103      540   15983 SH       SOLE                $540      0    0
NRG ENERGY INC                 COMMON STOCK     629377508     4225  108360 SH       SOLE               $4225      0    0
NUCOR CORP                     COMMON STOCK     670346105     7673  113274 SH       SOLE               $7673      0    0
NYSE EURONEXT COM              COMMON STOCK     629491101    10048  162830 SH       SOLE              $10048      0    0
O M GROUP INC COM              COMMON STOCK     670872100    14873  272706 SH       SOLE              $14873      0    0
OGE ENERGY CORP COM            COMMON STOCK     670837103     5660  181593 SH       SOLE               $5660      0    0
PATRIOT COAL CORP COM          COMMON STOCK     70336T104     3805   80999 SH       SOLE               $3805      0    0
PEABODY ENERGY CORP COM        COMMON STOCK     704549104    12434  243810 SH       SOLE              $12434      0    0
PENTAIR INC COM                COMMON STOCK     709631105     1085   34000 SH       SOLE               $1085      0    0
PETROCHINA CO LTD SPONS        ADR              71646E100      453    3612 SH       SOLE                $453      0    0
PETROLEO BRASILEIRO SA         ADR              71654V408    37343  365715 SH       SOLE              $37343      0    0
PLAINS EXPLORATION & PRODTN    COMMON STOCK     726505100      432    8127 SH       SOLE                $432      0    0
PLUM CREEK TIMBER CO INC COM   COMMON STOCK     729251108      441   10836 SH       SOLE                $441      0    0
POLYONE CORP COM               COMMON STOCK     73179P106      449   70434 SH       SOLE                $449      0    0
POWERSHARES QQQ TR UNIT SER 1  COMMON STOCK     73935A104    52511 1201086 SH       SOLE              $52511      0    0
PPG INDS INC COM               COMMON STOCK     693506107    10928  180600 SH       SOLE              $10928      0    0
PPL CORP COM                   COMMON STOCK     69351T106     5183  112875 SH       SOLE               $5183      0    0
PROGRESS ENERGY INC COM        COMMON STOCK     743263105    10355  248325 SH       SOLE              $10355      0    0
PRUDENTIAL FINL INC            COMMON STOCK     744320102      402    5142 SH       SOLE                $402      0    0
PUBLIC SVC ENTERPRISE GROUP    COMMON STOCK     744573106     4536  112875 SH       SOLE               $4536      0    0
QUANTA SVCS INC COM            COMMON STOCK     74762E102      418   18060 SH       SOLE                $418      0    0
RANGE RES CORP COM             COMMON STOCK     75281A109      458    7224 SH       SOLE                $458      0    0
RAYONIER INC COM               COMMON STOCK     754907103      471   10836 SH       SOLE                $471      0    0
RELIANCE STL & ALUM CO         COMMON STOCK     759509102      486    8127 SH       SOLE                $486      0    0
ROWAN COS INC Com              COMMON STOCK     779382100      446   10836 SH       SOLE                $446      0    0
SCHLUMBERGER LTD COM           COMMON STOCK     806857108      471    5418 SH       SOLE                $471      0    0
SECTOR SPDR TR SBI FINL        COMMON STOCK     81369Y605     8521  342629 SH       SOLE               $8521      0    0
SHAW GROUP INC COM             COMMON STOCK     820280105      511   10836 SH       SOLE                $511      0    0
SILVER STD RES INC             COMMON STOCK     82823L106      934   30800 SH       SOLE                $934      0    0
SOUTHERN CO COM                COMMON STOCK     842587107     8869  249047 SH       SOLE               $8869      0    0
SOUTHERN COPPER CORP DEL       COMMON STOCK     84265V105     9376   90300 SH       SOLE               $9376      0    0
SOUTHWESTERN ENERGY CO (DEL)   COMMON STOCK     845467109      608   18060 SH       SOLE                $608      0    0
SPDR SER TR S&P HOMEBUILDERS   COMMON STOCK     78464A888     7834  361200 SH       SOLE               $7834      0    0
SPDR TR UNIT SER 1 S & P       COMMON STOCK     78462F103    10888   82504 SH       SOLE              $10888      0    0
SPECTRA ENERGY CORP COM        COMMON STOCK     847560109    11812  519225 SH       SOLE              $11812      0    0
STEEL DYNAMICS INC COM         COMMON STOCK     858119100      835   25284 SH       SOLE                $835      0    0
TECK COMINCO LTD CL B SUB VTG  COMMON STOCK     878742204    24549  599330 SH       SOLE              $24549      0    0
TENARIS SA SPONSORED           ADR              88031M109      450    9030 SH       SOLE                $450      0    0
TESORO CORP                    COMMON STOCK     881609101    28445  948150 SH       SOLE              $28445      0    0
TRAVELERS COS INC COM          COMMON STOCK     89417E109      410    8570 SH       SOLE                $410      0    0
TRINITY INDS INC               COMMON STOCK     896522109      575   21582 SH       SOLE                $575      0    0
TYSON FOODS INC CL A           COMMON STOCK     902494103     3601  225750 SH       SOLE               $3601      0    0
UNION PAC CORP COM             COMMON STOCK     907818108      521    4153 SH       SOLE                $521      0    0
UNITED STATES STEEL CORP       COMMON STOCK     912909108    41220  324900 SH       SOLE              $41220      0    0
UNIVERSAL FST PRODS INC        COMMON STOCK     913543104     5815  180600 SH       SOLE               $5815      0    0
USG CORP NEW COM               COMMON STOCK     903293405    13299  361200 SH       SOLE              $13299      0    0
VALERO ENERGY CORP COM NEW     COMMON STOCK     91913Y100    14856  302505 SH       SOLE              $14856      0    0
WABTEC COM                     COMMON STOCK     929740108    10202  270900 SH       SOLE              $10202      0    0
WATTS WATER TECHNOLOGIES INC   COMMON STOCK     942749102     8799  313900 SH       SOLE               $8799      0    0
CLA
WEATHERFORD INTERNATIONAL LTD  COMMON STOCK     G95089101      458    6321 SH       SOLE                $458      0    0
WESTAR ENERGY INC              COMMON STOCK     95709T100     8487  372747 SH       SOLE               $8487      0    0
XCEL ENERGY INC                COMMON STOCK     98389B100    10899  546315 SH       SOLE              $10899      0    0